CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 1,116,128	$ 885,894
Accounts receivable - net of allowance for credit losses of $318 and $408, as of December 31, 2023, and 2022, respectively	17,911	13,226
Prepaid expenses and other current assets	39,103	24,725
Total current assets	1,173,142	923,845
Property and equipment, net	37,418	34,416
Operating lease right-of-use assets	62,280	80,197
Other long-term assets	2,816	585
Total assets	1,275,656	1,039,043
CURRENT LIABILITIES:
Accounts payable	24,837	7,335
Accrued expenses and other current liabilities	106,691	73,706
Deferred revenue	266,284	198,099
Operating lease liabilities, current	18,201	19,083
Total current liabilities	416,013	298,223
Operating lease liabilities, non-current	42,946	58,638
Deferred revenue, non-current	3,189	2,442
Total liabilities	462,148	359,303
COMMITMENTS AND CONTINGENCIES (NOTE 9)
SHAREHOLDERS' EQUITY:
Ordinary shares, no par value - Authorized: 99,999,999 as of December 31, 2023, and 2022; Issued and Outstanding: 48,923,903 and 47,737,868 as of December 31, 2023, and 2022 respectively	0	0
Founders’ shares, no par value: Authorized: 1 share as of December 31, 2023, and 2022; Issued and Outstanding: 1 share as of December 31, 2023, and 2022	0	0
Additional paid-in capital	1,388,108	1,265,477
Accumulated other comprehensive income (loss)	9,804	(3,210)
Accumulated deficit	(584,404)	(582,527)
Total shareholders’ equity	813,508	679,740
Total liabilities, and shareholders’ equity	$ 1,275,656	$ 1,039,043